Equity Incentive Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity Incentive Plan [Abstract]
Schedule of Stock Options

Stock option activity for the six-months ended June 30, 2025 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)
Options outstanding at December 31, 2024	2,032,521	$0.009	6.22
Options granted	-	n/a	n/a
Options exercised	-	n/a	n/a
Options cancelled	(170,715)	$0.014	n/a
Options outstanding as of June 30, 2025	1,861,806	$0.009	6.14
Total vested as of June 30, 2025	1,773,963	$0.007	6.36

Stock option activity for the years ended December 31, 2024 and 2023, is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)
Options outstanding at January 1, 2023	13,060,760	$0.010	9.34
Options granted	400,000	$0.010
Options exercised	-
Options cancelled	-
Options outstanding at December 31, 2023	13,460,760	$0.010	8.29
Adjustment to options outstanding*	11,455,000	$0.003
Options granted	86,700	$0.70
Options exercised	-
Options cancelled	-
Options outstanding at December 31, 2024	25,002,460	$0.009	6.22
Vested (i.e., exercisable) at December 31, 2024	22,615,760	$0.006	6.63

Schedule of Fair Value of Stock Options Granted	The fair value of the stock options granted during the year ended December 31, 2024, was determined to be approximately $44,000 on the date of grant using the Black-Scholes option-pricing model, with the following assumptions:
Expected life (in years)	5.75
Average volatility	85%
Risk-free rates	4.13%
Expected dividend rate	-
Weighted-average grant date calculated fair value	$0.51